THE GLENMEDE FUND, INC.
                     SUPPLEMENT dated as of August 1, 2005
                                       to
                       INTERNATIONAL PORTFOLIO PROSPECTUS
                            dated February 27, 2005

This Supplement supersedes the Supplement dated June 1, 2005.

THE PAST ONE YEAR, FIVE YEARS, AND TEN YEARS "RETURN AFTER TAXES ON DISTRIBUTIONS" AND THE PAST ONE YEAR AND FIVE YEARS "RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES" HAVE BEEN REVISED. ACCORDINGLY, THE PORTFOLIO'S "AVERAGE ANNUAL TOTAL RETURNS" TABLE ON PAGE 5 IS RESTATED AND REPLACED AS FOLLOWS:

     THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004

     The table shows how the Portfolio's average annual total returns for one, five and ten years compare to those of selected market indices.

     After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

------------------------------------------------------    -------------------------  ------------ ---------- ----------
  The MSCI EAFE Index is an unmanaged capitalization                                 Past 1       Past 5     Past 10
  weighted composite portfolio                                                       Year         Year       Year
  consisting of equity total returns of companies         INTERNATIONAL PORTFOLIO
  in Australia, New Zealand, Europe and the Far East.
                                                          Return Before Taxes        22.13%       2.79%      9.25%
  The LipperSM International Fund Index is comprised
  of the 30 largest funds in the Lipper International     Return After Taxes
  Fund Classification.  This classification consists of   on Distributions           21.96%       2.02%      7.83%
  funds that invest in securities whose primary trading
  markets are outside the United States.                  Return After Taxes on
                                                          Distributions and Sale of
                                                          Fund Shares                15.07%       2.06%      7.35%

    It is not possible to invest directly in an index.
------------------------------------------------------    ------------------------- ------------ ----------- ------------
                                                          ------------------------- ------------ ----------- ------------
                                                          MSCI EAFE  Index (1)       20.25%      (1.13)%     5.62%
                                                          ------------------------- ------------ ----------- ------------
------------------------------------------------------    ------------------------- ------------ ----------- ------------
                                                          Lipper International Fund  18.60%      (0.89)%     7.20%
                                                          Index (1)
                                                          ------------------------- ------------ ----------- ------------
                                                          1 Reflects no deduction for fees, expenses or taxes.


     AT A MEETING HELD ON MARCH 3, 2005, THE BOARD OF DIRECTORS OF THE FUND APPROVED AN INCREASE TO THE SHAREHOLDER SERVICING FEES PAYABLE BY THE PORTFOLIO FROM 0.05% TO 0.25% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE INCREASE IS EFFECTIVE ON AUGUST 1, 2005.

     IN ADDITION, AT A SPECIAL MEETING HELD JULY 14, 2005, SHAREHOLDERS OF THE PORTFOLIO APPROVED AN AMENDMENT TO THE PORTFOLIO'S INVESTMENT ADVISORY AGREEMENT, PURSUANT TO WHICH THE PORTFOLIO WILL PAY A MANAGEMENT FEE TO THE ADVISOR FOR ITS INVESTMENT ADVISORY SERVICES, AND ALSO APPROVED AN AMENDMENT TO THE PORTFOLIO'S SUB-INVESTMENT ADVISORY AGREEMENT WHEREBY THE ADVISOR WILL PAY A FEE TO THE SUB-ADVISOR FOR ITS SUB-ADVISORY SERVICES TO THE PORTFOLIO. THESE FEES ARE EFFECTIVE ON AUGUST 1, 2005; HOWEVER, THE ADVISOR AND SUB-ADVISOR HAVE VOLUNTARILY AGREED TO WAIVE THE FEES UNTIL JANUARY 1, 2006.

     ACCORDINGLY, THE "FEES AND EXPENSES OF THE PORTFOLIO" TABLE ON PAGE 6 IS RESTATED AND REPLACED AS FOLLOWS:


FEES AND EXPENSES OF THE PORTFOLIO

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

         ----------------------------------------------------------------- ---------------------
                                                                           International
                                                                           Portfolio
         ----------------------------------------------------------------- ---------------------
         ----------------------------------------------------------------- ---------------------
         Shareholder Fees
         (fees paid directly from your investment)
         ----------------------------------------------------------------- ---------------------
         ----------------------------------------------------------------- ---------------------
         Maximum Account Fee
         (annual percentage of assets under  management)(1)                1.00%(2)
         ----------------------------------------------------------------- ---------------------
         ----------------------------------------------------------------- ---------------------

         ----------------------------------------------------------------- ---------------------
         ----------------------------------------------------------------- ---------------------
         Annual Portfolio Operating Expenses
         (expenses that are deducted from Portfolio assets)
         ----------------------------------------------------------------- ---------------------
         ----------------------------------------------------------------- ---------------------
         Management Fees                                                   .75%(3)
         ----------------------------------------------------------------- ---------------------
         ----------------------------------------------------------------- ---------------------
         Other Expenses(4)                                                 .34%(5)
         ----------------------------------------------------------------- ---------------------
         ----------------------------------------------------------------- ---------------------
         Total Annual Portfolio Operating Expenses                         1.09% (3), (5)
         ----------------------------------------------------------------- ---------------------

     _________________
(1.)  Investors  in the  Portfolio  may be clients of The
     Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). The actual annual fees ("Client Fees") charged by Glenmede Trust and Affiliates for such services vary depending on a number of factors, including the particular services provided to the client, but are generally lower than 1% of the client's assets under management. Investors also may have to pay various fees to others to become shareholders of the Portfolio. See "Purchase of Shares."

(2.) Glenmede Trust and its Affiliates intend to exclude the portion of their clients' assets invested in the Portfolio when calculating Client Fees upon the expiration of the Advisor's voluntary advisory fee waiver.

(3.) "Management Fees" and "Total Annual Portfolio Operating Expenses" of the Portfolio have been restated to reflect a management fee of .75% payable by the Portfolio to the Advisor, effective August 1, 2005. The Advisor is voluntarily waiving this advisory fee until January 1, 2006. With this fee waiver, the Portfolio's advisory fee and the total annual operating expenses are expected to be:

                          Management Fee:   0%
                          Total Annual Portfolio Operating Expenses:  .34%

(4.) "Other Expenses" includes costs of administration, custody, accounting services and similar expenses. "Other Expenses" also includes shareholder servicing fees of .25% of average daily net assets payable to Glenmede Trust by the Portfolio.

(5.) "Other Expenses" have been restated to reflect an increase in shareholder servicing fees payable by the Portfolio from .05% to .25% of the Portfolio's average daily net assets, effective August 1, 2005.


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year       3 Years      5 Years       10 Years

International Portfolio......   $111         $347         $601          $1,329



     THE FOLLOWING INFORMATION REPLACES THE SECOND AND FOURTH PARAGRAPHS, RESPECTIVELY, FOUND UNDER THE "INVESTMENT ADVISOR AND SUB-ADVISOR" SECTION ON PAGE 12.

     Effective August 1, 2005, the Advisor is entitled to receive a management fee from the Portfolio for its investment advisory services, calculated daily and payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets. Prior to August 1, 2005, the Advisor did not receive any management fees from the Portfolio. The Advisor has voluntarily agreed to waive this fee until January 1, 2006. Shareholders in the Portfolio who are clients of the Glenmede Trust, or an Affiliate, pay fees which vary, depending on the capacity in which the Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular client (e.g., personal trust, estate settlement, advisory and custodian services). Shareholders in the Portfolio who are customers of other Institutions may pay fees to those Institutions.




     The assets of the Portfolio are managed by the Sub-Advisor pursuant to a Sub-Investment Advisory Agreement entered into with the Advisor and the Glenmede Fund. Effective August 1, 2005, the Advisor has agreed to pay a fee to the Sub-Advisor for its sub-investment advisory services to the Portfolio at an annual rate based on the average daily net asset value of the Portfolio. Prior to August 1, 2005, the Sub-Advisor did not receive any fees for its sub-advisory services. The Advisor and Sub-Advisor have voluntarily agreed to waive this fee until January 1, 2006. The Sub-Advisor, subject to the control and supervision of the Advisor and the Board, and in conformance with the stated investment objectives and policies of the Portfolio, performs sub-advisory and portfolio transaction services for the Portfolio. These services include managing the Portfolio's holdings in accordance with its investment objective and policies, making investment decisions concerning investments for the Portfolio, placing purchase and sale orders for portfolio transactions and providing the Advisor and the Board with records and regular reports concerning the discharge of its responsibilities.



     A discussion regarding the Board's basis for approving the Amendments to the Investment Advisory and Sub-Investment Advisory Agreements is available in the Fund's semi-annual report to shareholders for the period ended April 30, 2005.

                             THE GLENMEDE FUND, INC.

                      SUPPLEMENT dated as of August 1, 2005
                                       to
                          EQUITY PORTFOLIOS PROSPECTUS
                             dated February 27, 2005


     AT A SPECIAL MEETING HELD ON JULY 14, 2005, SHAREHOLDERS OF THE LARGE CAP VALUE AND STRATEGIC EQUITY PORTFOLIOS APPROVED AN AMENDMENT TO SUCH PORTFOLIOS' INVESTMENT ADVISORY AGREEMENT, PURSUANT TO WHICH EACH PORTFOLIO WILL PAY A MANAGEMENT FEE TO THE ADVISOR FOR ITS INVESTMENT ADVISORY SERVICES, EFFECTIVE ON AUGUST 1, 2005. IN ADDITION, AT THE SPECIAL MEETING, THE SHAREHOLDERS OF THE U.S. EMERGING GROWTH PORTFOLIO APPROVED AN AMENDMENT TO THE PORTFOLIO'S INVESTMENT ADVISORY AGREEMENT INCREASING THE MANAGEMENT FEE PAYABLE TO THE ADVISOR. ACCORDINGLY, THE "FEES AND EXPENSES OF THE PORTFOLIOS" TABLE BEGINNING ON PAGE 13 IS RESTATED AND REPLACED AS
     FOLLOWS:



FEES AND EXPENSES OF THE PORTFOLIOS


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                      GLENMEDE EQUITY PORTFOLIOS

------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------

                                     LARGE CAP   LARGE CAP    LARGE CAP    SMALL CAP         STRATEGIC    U.S.
                                     100         GROWTH       VALUE        EQUITY PORTFOLIO  EQUITY       EMERGING
                                     PORTFOLIO   PORTFOLIO    PORTFOLIO    (ADVISOR SHARES)  PORTFOLIO    GROWTH
                                                                                                          PORTFOLIO
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
SHAREHOLDER FEES (fees paid
directly from your investment)
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
Maximum Account Fee (annual
percentage of assets under
management)(1)................       1.00%(2)     1.00%(2)    1.00%(2)     1.00%(2)          1.00%(2)     1.00%(2)
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------

------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
ANNUAL PORTFOLIO OPERATING
EXPENSES (expenses that are
deducted from Portfolio assets)
------------------------------------ ------------ ----------- ------------ ---------------------------------------------
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
Management Fees...............       .55%         .55%        .55%(3)      . 55%             .55%(3)      .55%(4)
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
Other Expenses(5).............       .36%(6)      .44%(6)     .31%         .35%              .30%         .37%
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------
Total Annual Portfolio Operating
Expenses......................       .91%         .99%        .86%(3)      .90%              .85%(3)      .92%(4)
------------------------------------ ------------ ----------- ------------ ----------------- ------------ --------------

          _____________________
(1.) Investors in the Portfolios may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). The actual annual fees ("Client Fees") charged by Glenmede Trust and Affiliates for such services vary depending on a number of factors, including the particular services provided to the client, but are generally lower than 1% of the client's assets under management. Investors also may have to pay various fees to others to become shareholders of the Portfolios. See "Purchase of Shares."

(2.) Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolios when calculating Client Fees.

(3.) "Management Fees" and "Total Annual Portfolio Operating Expenses" of the Large Cap Value and Strategic Equity Portfolios have been restated to reflect a management fee of .55% payable by each Portfolio to the Advisor, effective August 1, 2005.

(4.) "Management Fees" and "Total Annual Portfolio Operating Expenses" of the U.S. Emerging Growth Portfolio have been restated to reflect an increase in management fees payable by the Portfolio to the Advisor from .25% to .55%, effective August 1, 2005.

(5.) "Other Expenses" includes costs of administration, custody, accounting services, and similar expenses. "Other Expenses" also includes shareholder servicing fees of 0.20% of average daily net assets payable to Glenmede Trust by the Large Cap 100, Large Cap Growth, Large Cap Value and Strategic Equity Portfolios and 0.25% of average daily net assets payable to Glenmede Trust by the Small Cap Equity (Advisor Shares) and U.S. Emerging Growth Portfolios.

(6.)     "Other Expenses" of Large Cap 100 and Large Cap Growth Portfolios
          have been restated to reflect current expenses.


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS      5 YEARS    10 YEARS

Large Cap 100 Portfolio.................................       $93          $290         $504       $1,120

Large Cap Growth Portfolio..............................       $101         $315         $547       $1,213

Large Cap Value Portfolio...............................       $88          $274         $477       $1,061

Small Cap Equity Portfolio
  (Advisor Shares)......................................       $92          $287         $498       $1,108

Strategic Equity Portfolio..............................       $87           $271         $471       $1,049

U.S. Emerging Growth Portfolio..........................       $94           $293         $509       $1,131


          THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE "INVESTMENT ADVISOR" SECTION ON PAGE 21.

     Effective August 1, 2005, the Advisor is entitled to receive management fees from the Large Cap Value and Strategic Equity Portfolios for its investment advisory services, calculated daily and payable monthly at the annual rate of 0.55% and 0.55%, respectively, of such Portfolio's average daily net assets. Prior to August 1, 2005, the Advisor did not receive any management fees from the Large Cap Value and Strategic Equity Portfolios. Effective August 1, 2005, the management fee paid by the U.S. Emerging Growth Portfolio to the Advisor increased from 0.25% to 0.55% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 2004, the Large Cap 100, Large Cap Growth, Small Cap Equity and U.S. Emerging Growth Portfolios paid the Advisor management fees at the annual rate of 0.55%, 0.55%, 0.55% and 0.25%, respectively, of such Portfolio's average daily net assets Shareholders in the Large Cap Value, International, Small Cap Equity, U.S. Emerging Growth, and Strategic Equity Portfolios who are clients of the Glenmede Trust, or an Affiliate, pay fees which vary, depending on the capacity in which the Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular client (e.g., personal trust, estate settlement, advisory and custodian services). Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.

     A discussion regarding the Board's basis for approving the Amendments to the Investment Advisory Agreements is available in the Fund's semi-annual report to shareholders for the period ended April 30, 2005.







                            THE GLENMEDE FUND, INC.

                        SUPPLEMENT dated August 1, 2005
                                       to
                            MONEY MARKET PORTFOLIOS
                                      AND
                           BOND PORTFOLIOS PROSPECTUS
                            dated February 27, 2005


          AT A SPECIAL MEETING HELD ON JULY 14, 2005, SHAREHOLDERS OF THE CORE FIXED INCOME PORTFOLIO APPROVED AN AMENDMENT TO THE PORTFOLIO'S INVESTMENT ADVISORY AGREEMENT, PURSUANT TO WHICH THE PORTFOLIO WILL PAY A MANAGEMENT FEE TO THE ADVISOR FOR ITS INVESTMENT ADVISORY SERVICES, EFFECTIVE ON AUGUST 1, 2005. ACCORDINGLY, THE "FEES AND EXPENSES OF THE PORTFOLIOS" TABLE BEGINNING ON PAGE 14 IS RESTATED AND REPLACED AS FOLLOWS:

          FEES AND EXPENSES OF THE PORTFOLIOS

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                     Money Market Portfolios       Bond Portfolios
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
                                     Government   Tax-Exempt       Core Fixed    Muni          New Jersey
                                     Cash         Cash             Income        Intermediate  Muni
                                     Portfolio    Portfolio        Portfolio     Portfolio     Portfolio
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
SHAREHOLDER FEES (fees paid
directly from your investment)
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
Maximum Account Fee (annual
percentage of assets under
management)(1)................       1.00%        1.00%            1.00%(2)      1.00%         1.00%
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
------------------------------------ ------------ ------------- -- ------------- ------------- -------------

------------------------------------ ------------ ------------- -- ------------- ------------- -------------
------------------------------------ ------------ ------------- -- -----------------------------------------
ANNUAL PORTFOLIO OPERATING
EXPENSES (expenses that are
deducted from Portfolio assets)
------------------------------------ ------------ ------------- -- -----------------------------------------
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
Management Fees...............       .10%(4)      .10%(4)          . 35%(3)      .30%(4)       .30%(4)
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
Fee Waiver(4)                        (.10%)       (.10%)                         (.30%)        (.30%)
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
Other Expenses(5).............       .19%          .19%             .19%          .30%          .30%
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
------------------------------------ ------------ ------------- -- ------------- ------------- -------------
Total Annual Portfolio Operating
Expenses.....................        .19%         .19%             .54%(3)       .30%          .30%
------------------------------------ ------------ ------------- -- ------------- ------------- -------------

          _____________________

     (1.) Investors  in the  Portfolios  may be  clients of The  Glenmede  Trust
          Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). The actual annual fees charged by Glenmede Trust and Affiliates for such services vary depending on a number of factors, including the particular services provided to the client, but are generally lower than 1% of the client's assets under management.
          Investors may also have to pay various fees to others to become shareholders of the Portfolios. See "Purchase of Shares."

     (2.) Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Core Fixed Income Portfolio when calculating Client Fees.

     (3.) "Management Fees" and "Total Annual Portfolio Operating Expenses" of the Core Fixed Income Portfolio have been restated to reflect a management fee of .35% payable by the Portfolio to the Advisor, effective August 1, 2005.

     (4.) The Government  Cash,  Tax-Exempt  Cash,  Muni  Intermediate  and New
          Jersey Portfolios do not pay any advisory fees to the Advisor or its Affiliates. The "Management Fee" in the above table represents the amount that the Advisor currently believes it would charge for providing similar portfolio management services to other similar mutual fund portfolios. This amount is offset by a "Fee Waiver" in the above table because the Advisor does not charge any advisory fees to the Government Cash, Tax-Exempt Cash, Muni Intermediate and New Jersey Portfolios.

     (5.) "Other Expenses" for the Portfolios includes costs of administration, custody, accounting services, and similar expenses. "Other Expenses" also includes shareholder servicing fees of 0.10% of average daily net assets payable to Glenmede Trust by the Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios and 0.15% of average daily net assets payable to Glenmede Trust by the Muni Intermediate and New Jersey Muni Portfolios.


EXAMPLE



     This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             Money Market Portfolios                     Bond Portfolios
                            Government      Tax-Exempt           Core Fixed  Muni         New Jersey
                            Cash            Cash                 Income      Intermediate Muni
                            Portfolio       Portfolio            Portfolio   Portfolio    Portfolio
_____________________________________________________________________________________________________

One Year                    $19             $19                  $55          $31           $31

Three Years                 $61             $61                  $173         $97           $97

Five Years                  $107            $107                 $302         $169          $169

Ten Years                   $243            $243                 $677         $381          $381
_____________________________________________________________________________________________________

     THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE "INVESTMENT ADVISOR" SECTION ON PAGE 25.

     The Advisor does not receive any fees from the Government Cash, Tax-Exempt Cash, Muni Intermediate and New Jersey Muni Portfolios for its investment advisory services. Effective August 1, 2005, the Advisor is entitled to receive a management fee from the Core Fixed Income Portfolio for its investment advisory services, calculated daily and payable monthly at the annual rate of 0.35% of such Portfolio's average daily net assets. Prior to August 1, 2005, the Advisor did not receive any management fees from the Core Fixed Income Portfolio. Shareholders in the Portfolios who are clients of Glenmede Trust, or an Affiliate of Glenmede Trust, pay fees which vary, depending on the capacity in which Glenmede Trust or the Affiliate provides them with fiduciary and investment services (e.g., personal trust, estate settlement, advisory and custodian services). Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.

     A discussion regarding the Board's basis for approving the Amendment to the Investment Advisory Agreement is available in the Glenmede Fund's semi-annual report to shareholders for the period ended April 30, 2005.

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS

                         SUPPLEMENT dated August 1, 2005
                                       to
                       STATEMENT OF ADDITIONAL INFORMATION
                             dated February 27, 2005


          THE FOLLOWING INFORMATION REPLACES AND SUPPLEMENTS CORRESPONDING INFORMATION FOUND UNDER THE "INVESTMENT ADVISORS AND SUB-ADVISORS" SECTION STARTING ON PAGE 34 RELATING TO THE COMPENSATION PAYABLE TO GLENMEDE ADVISERS AND PHILADELPHIA INTERNATIONAL.

     As noted in the Prospectus, Glenmede Advisers does not receive any fee from the Government Cash, Tax-Exempt Cash, Muni Intermediate and New Jersey Muni Portfolios for its investment services.

     Effective August 1, 2005, Glenmede Advisers is entitled to receive fees from the Core Fixed Income, International, Large Cap Value and Strategic Equity Portfolios for its investment services, calculated daily and payable monthly at the annual rate of .35%, .75%, .55% and .55%, respectively, of such Portfolio's average daily net assets. Effective August 1, 2005, Glenmede Advisers has agreed to pay Philadelphia International a fee for its sub-investment services, calculated daily and payable monthly at the annual rate of .26% of the International Portfolio's average daily net assets. Prior to August 1, 2005, Glenmede Advisers did not receive any fees for its investment services from the Core Fixed Income, International, Large Cap Value and Strategic Equity Portfolios, and Philadelphia International did not receive any fees for its sub-investment advisory services to the International Portfolio.

     Glenmede Advisers and Philadelphia International intend to voluntarily waive their respective advisory and sub-advisory fees with respect to the International Portfolio until January 1, 2006.

     Effective August 1, 2005, Glenmede Advisers is entitled to receive a fee from the U.S. Emerging Growth Portfolio for its investment advisory services, calculated daily and payable monthly, at the annual rate of .55% of the Portfolio's average daily net assets. Prior to August 1, 2005, this fee rate was ..25%. For the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, the U.S. Emerging Growth Portfolio paid Glenmede Advisers advisory fees of $230,663, $215,495, and $253,735, respectively. Prior to February 27, 2005, the Advisor served as the investment advisor to the U.S. Emerging Growth
Portfolio  using  a  multi-manager   approach  by  which  the  Advisor  selected
sub-advisors, subject to the approval of the Glenmede Fund's Board and the Portfolio's shareholders, and allocated the Portfolio's assets between them. Each of the Portfolio's sub-advisors was entitled to receive a fee from the U.S. Emerging Growth Portfolio for its services, calculated daily and payable monthly, at the annual rate of .60% of that portion of the Portfolio's average daily net assets that the sub-advisor managed. For the fiscal years ended October 31, 2004, October 31, 2003, and October 31, 2002, the U.S. Emerging Growth Portfolio paid Winslow Capital Management, Inc. sub-advisory fees of $346,557, $317,727, and $358,661, respectively. For the fiscal year ended October 31, 2004 and for the period from August 1, 2003 through October 31, 2003, the U.S. Emerging Growth Portfolio paid Sterling Johnston Capital Management, L.P. sub-advisory fees of $207,963 and $59,123, respectively. For the period from November 1, 2002 through July 31, 2003 and the fiscal year ended October 31, 2002, the U.S. Emerging Growth Portfolio paid TCW Investment Management Company sub-advisory fees of $119,628 and $249,963, respectively.


     THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH FOUND UNDER THE "SHAREHOLDER SERVICING PLAN" SECTION BEGINNING ON PAGE 37.

     Glenmede Portfolios has adopted a Shareholder Servicing Plan effective January 1, 1995, and most recently amended effective August 1, 2005, and Glenmede Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998, and most recently amended effective August 1, 2005 (collectively the "Plans"), under which the Funds may pay a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates) that are dealers of record or holders of record or which have a servicing relationship ("Servicing Agents") with the beneficial owners of shares in any of the Portfolios. As of the date of this Statement of Additional Information, the Institutional International Portfolio is not subject to the Plans and, accordingly, pays no shareholder servicing fees. Under the Plans, Servicing Agents enter into Shareholder Servicing Agreements (the "Agreements") with the Funds. Pursuant to such Agreements, Servicing Agents provide shareholder support services to their clients ("Customers") who beneficially own shares of the Portfolios. The fee, which is at an annual rate of .05% for the Institutional Shares of the Small Cap Equity Portfolio, .10% for the Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio, .15% for the Muni Intermediate Portfolio and New Jersey Muni Portfolio, .20% for the Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio and Large Cap Growth Portfolio, and .25% for the International, U.S. Emerging Growth Portfolio and the Advisor Shares of the Small Cap Equity Portfolio, is computed monthly and is based on the average daily net assets of the shares beneficially owned by Customers of such Servicing Agents. All expenses incurred by the Portfolios in connection with the Agreements and the implementation of the Plans shall be borne entirely by the holders of the shares of the particular Portfolio involved and will result in an equivalent increase to each Portfolio's Total Annual Portfolio Operating Expenses.